CAPITAL MANAGEMENT - Distributions (Details) - $ / shares	1 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Distribution (per stapled unit)	$ 0.250	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242	$ 0.242